RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Due to related parties	$ 46,890
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Office rent	21,600	15,100	$ 6,000
Worth of purchase	10,384	317,978	231,393
Consulting services	7,018
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Office rent	$ 12,000	$ 12,000	$ 12,000